COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
In the ordinary course of business, the Corporation and its affiliates may be threatened with, named as defendants in, or made parties to pending and potential legal actions, including class actions, arbitrations or other disputes. The Corporation’s affiliates are subject to oversight by numerous regulatory and other governmental agencies and may receive inspection requests, investigative subpoenas and requests from regulators for documents and information, which could lead to enforcement investigations and actions. The Corporation reviews any lawsuits, regulatory investigations, and other legal proceedings on an ongoing basis and provides disclosure and records loss contingencies in accordance with its accounting policies.
On March 27, 2025, the Corporation, GDHL and certain of its affiliates reached an agreement with the New York State Attorney General to resolve civil claims relating to certain investments, trading, and public statements made in connection with the LUNA digital asset from late 2020 to 2022. As of March 31, 2025 and December 31, 2024, GDH LP accrued a legal provision of $186 million and $182 million, respectively. The accrued amounts include the impact of discounting the estimated cash flows. The undiscounted amount of the settlement is $200 million and payable between 2025 and 2028. Under the terms of the settlement, GDH LP also agreed to, among other things, compliance enhancements related to public statements about cryptocurrency and purchases and sales of cryptocurrency.
COMMITMENTS AND CONTINGENCIES
In the ordinary course of business, the Corporation and its affiliates may be threatened with, named as defendants in, or made parties to pending and potential legal actions, including class actions, arbitrations or other disputes. The Corporation’s affiliates are subject to oversight by numerous regulatory and other governmental agencies and may receive inspection requests, investigative subpoenas and requests from regulators for documents and information, which could lead to enforcement investigations and actions. The Corporation reviews any lawsuits, regulatory investigations, and other legal proceedings on an ongoing basis and provides disclosure and records loss contingencies in accordance with its accounting policies.
On March 27, 2025, the Corporation, GDHL and certain of its affiliates reached an agreement with the New York State Attorney General to resolve civil claims relating to certain investments, trading, and public statements made in connection with the LUNA digital asset from late 2020 to 2022. As of December 31, 2024, GDH LP accrued a legal provision of $182 million. The accrued amounts include the impact of discounting the estimated cash flows. The undiscounted amount of the settlement is $200 million and payable between 2025 and 2028. Under the terms of the settlement, GDH LP also agreed to, among other things, compliance enhancements related to public statements about cryptocurrency and purchases and sales of cryptocurrency.